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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors Limited
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


/s/ Timothy J. Linehan              London, United Kingdom         01/07/09
---------------------------------   ----------------------   -------------------
           [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-__________________    ________________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            2
Form 13F Information Table Value Total:      474,251
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

____   28-________________________   ______________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


    Column 1           Column 2      Column 3  Column 4          Column 5             Column 6   Column 7           Column 8
------------------  --------------  ---------  --------  --------------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                           -------------------------
                                                VALUE      SHRS OR             PUT/  INVESTMENT    OTHER
  NAME OF ISSUER    TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT    SH/PRN   CALL  DISCRETION  MANAGERS     SOLE     SHARED   NONE
------------------  --------------  ---------  --------  ----------  --------  ----  ----------  --------  ----------  ------  -----
Korea Electric PWR  Sponsored ADR   500631106   228,473  19,678,953     SH              SOLE               19,678,953
KT Corp.            Sponsored ADR   48268K101   245,778  16,753,757     SH              SOLE               16,753,757